Employee benefits	12 Months Ended
Dec. 31, 2022
Employee benefits
Employee benefits

22. Employee benefits

The defined contribution plans are related to various subsidiaries. The contributions are recognized as expenses in employee cost and amount to €1,729, €3,503 and €3,542 during the years ended December 31, 2020, 2021 and 2022, respectively. No further obligation exists besides the contributions paid.

The Group has four pension plans classified as defined benefit plans. These plans are held in Switzerland, Austria, Slovenia and Philippines. Out of the four plans, only the Switzerland plan is partially funded. The contributions to the fund are based on the percentage of the insured salary, a part of which needs to be paid by the employees and a part by the employer.

The amounts recognized in the financial statements for the defined benefit pension plans as of December 31, 2021 and 2022 are as follows:

Employee defined benefit liabilities	December 31,
in €‘000	2021	2022
Defined benefit obligation	11,456	10,412
Fair value of plan assets	(9,365)	(10,215)
Net defined benefit liability	2,091	197

The net defined benefit liability is included in other non-current liabilities in the consolidated statements of financial position.

The movements in the defined benefit obligation and the plan assets are as follows:

Movement in the defined benefit obligations
in €‘000	2021	2022
Defined benefit obligation as of January 1,	11,860	11,456
Interest expense on defined benefit obligation	17	44
Current service cost	799	726
Contributions by plan participants	287	369
Benefits (paid) / deposited	(483)	56
Past service cost	(782)	—
Administration cost (excl. cost for managing plan assets)	5	6
Actuarial gain on defined benefit obligation	(604)	(2,855)
Exchange rate loss	357	610
Defined benefit obligation as of December 31,	11,456	10,412

The defined benefit obligations relate to four plans: Switzerland (2021: €10.7 million; 2022: €9.7million), Austria (2021: €0.5 million; 2022: €0.4 million), Slovenia (2021: €0.1 million; 2022: €0.2 million ) and Philippines (2021: €0.2 million; 2022: €0.1 million).

Fair value of plan assets
in €‘000	2021	2022
Fair value of plan assets as of January 1,	8,072	9,365
Interest income on plan assets	11	31
Contributions by the employer	360	452
Contributions by plan participants	287	369
Benefits paid	(483)	(53)
Others	—	204
Return on plan assets excl. interest income	796	(596)
EUR/ CHF exchange rate gain	322	522
Adjustment to asset ceiling	—	(79)
Fair value of plan assets as of December 31,	9,365	10,215